INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX
A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Income taxes (tax benefit):
Current taxes:
In Israel	9,110	4,916	5,841
Outside Israel	4,711	6,954	4,341
	13,821	11,870	10,182
Deferred taxes:
In Israel	(102)	(300)	(553)
Outside Israel	(634)	(143)	(1,605)
	(736)	(443)	(2,158)
Taxes in respect of prior years:
In Israel	(457)	341	(*)2,751
Outside Israel	117	86	81
	(340)	427	2,832
	12,745	11,854	10,856

(*)
During November 2020, the Company has received tax assessments from the Israeli tax authority ("ITA") for the years 2016-2018 amounting to approximately NIS 13 million (approximately US$4 million). An amount of approximately NIS 6 million (approximately US$2 million) due to timing differences (this amount was claimed by the Company in its tax filings for the years ended December 31, 2019, 2020 and 2021) related to the deduction of certain expenses for tax purposes. The Company had reached, in November 2020, an agreement with ITA that these amounts will be deducted only during the years 2019-2022. Accordingly, the Company recorded tax expenses in the amount of NIS 9 million (approximately US$3 million) in respect of prior periods, and simultaneously recorded a deferred tax benefit in a similar amount. In addition, the Company was required to pay ITA an amount of NIS 2 million (approximately US$0.6 million) as interest expense. Such amount was recognized as part of financing income, net.

B.
Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index ("CPI"). Commencing January 1, 2008, this law became void, and in its place, there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise located in areas other than Development Zone A. remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2.
As of December 31, 2022, one Israeli subsidiary (located in areas other than Development Zone A) is entitled to a "Preferred Company " status pursuant to the investment law and subject to 16% corporate tax rate.

D.	The Law for the Encouragement of Capital Investments, 1959, under the 2016 amendment (the "Investment Law")

1.
In December 2016 new legislation amended the Investments Law (the "2016 amendment"). Under the 2016 amendment a new status of "Technological Preferred Enterprise" was introduced to the Investment Law.

Technological Preferred Enterprise – an enterprise which, amongst other condition, is part of a consolidated Company with consolidated revenues of less than NIS 10 billion. A Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to a tax rate of 12% on profits derived from intellectual property, and a Technological Preferred Enterprise in Development Zone A will be subject to tax rate at a 7.5%.

2.
As of December 31, 2022, two Israeli subsidiaries (located in areas other than Development Zone A) are entitled to a "Technological Preferred Enterprise" status pursuant to the investment (under the 2016 amendment) law and subject to 12% corporate tax rate. Income not eligible for Technological Preferred Enterprise is taxed at the regular corporate tax rate or at the preferred tax rate as mention in Note C1 above, as the case may be.

E.
Israeli corporate tax rates

Taxable income of the Company and its Israeli subsidiaries (that are not entitled to special tax rates as described above) is subject to a corporate tax rate of 23% in 2020, 2021 and 2022.

F.	Non-Israeli subsidiaries Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

G.
Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

H.
Tax assessments

The Company and certain Israeli subsidiary have received final tax assessments through the 2018, One of the subsidiaries in Brazil has received final tax assessments through the 2015 tax year. The other subsidiaries have not yet been assessed since incorporation.

I.	Carry forward foreign tax credits and tax losses As of December 31, 2022, there are no losses carried forward that are likely to be used in the near future.
J.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Pretax income	52,830	48,968	29,039
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	12,151	11,263	6,679
Nondeductible expenses (income)	2,123	(282)	2,220
Losses and timing differences in respect of which no deferred taxes assets were recognized	1,742	446	423
Tax adjustment in respect of different tax rates	499	1,202	753
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,002)	(1,874)	(1,583)
Tax related to previous years	(340)	427	2,832
Others	(428)	672	(468)
	12,745	11,854	10,856

K.	Summary of deferred taxes

Composition:

	US dollars
	December 31,
(in thousands)	2022	2021
Deferred taxes
Provision for vacation, recreation and bad debt	560	1,697
Provision for other employee related obligations	1,758	1,362
Provision for deferred revenues/expenses and other obligations	4,207	3,963
Other temporary differences, net	3,341	2,117
	9,866	9,139

	US dollars
	December 31,
(in thousands)	2022	2021

Deferred income taxes included in long-term investments and other assets	11,400	11,091
Deferred income taxes included in long-term liabilities	(1,534)	(1,952)
	9,866	9,139

L.	Income before income taxes is composed as follows:
	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
The Company and its Israeli subsidiaries	51,562	39,594	38,469
Non-Israeli subsidiaries	1,268	9,374	(9,430)
	52,830	48,968	29,039